Share Capital and Additional Paid in Capital Authorized - Summary of Stock Option Activities (Details)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2023 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Sep. 30, 2023 $ / shares shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Number of stock options outstanding, Beginning balance | shares	470,668	820,668	870,668	904,001	920,668	820,668	920,668	920,668	1,387,000
Number of stock options, Granted | shares	0		0			0	0	0	0
Number of stock options, Exercised | shares		(150,000)		(33,333)				(83,333)	(441,332)
Number of stock options, Forfeited | shares		(200,000)			(16,667)			(16,667)	(25,000)
Number of stock options outstanding, Ending balance | shares	470,668	470,668	870,668	870,668	904,001	470,668	870,668	820,668	920,668
Weighted average exercise price outstanding, Beginning balance	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Weighted average exercise price, Exercised		0.48		0.25				0.25	0.25
Weighted average exercise price, Forfeited		0.25			0.25			0.25	0.25
Weighted average exercise price outstanding, Ending balance	0.25	0.25	0.25	0.25	0.25	0.25	0.25	0.25	0.25
Weighted average grant date fair value outstanding, Beginning balance	0.54	$ 0.34	0.48	$ 0.48	0.49	0.34	0.49	$ 0.49	$ 0.21
Weighted average grant date fair value, Exercised | $		0.16		0.57				0.57	0.19
Weighted average grant date fair value, Forfeited		$ 0.57			0.57			$ 0.57	$ 0.16
Weighted average grant date fair value outstanding, Ending balance	$ 0.54	0.54	$ 0.48	$ 0.48	$ 0.48	0.54	$ 0.48	0.34	$ 0.49
Scenario Previously Reported [Member]
Weighted average grant date fair value outstanding, Beginning balance		$ 0.48				$ 0.48
Weighted average grant date fair value outstanding, Ending balance								$ 0.48